Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
We generally grant annual equity-based awards during the first half of our fiscal year, although such timing may change from year to year. Our Compensation Committee also may consider and approve interim or mid-year
grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of our Compensation Committee.
Our Compensation Committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Our Compensation Committee also may consider and approve interim or mid-year
grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of our Compensation Committee.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false